Deferred Taxation - Summary of Net Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 5,011	¥ 853
Deferred tax liabilities	(13)	(22)
Net deferred tax assets	¥ 4,998	¥ 831	¥ 677